6. SEGMENT INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	CAD 927,407	CAD 930,854	CAD 954,907
Broadcast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	472,751	486,434	492,633
Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	430,343	420,138	434,555
Consulting And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	CAD 24,313	CAD 24,282	CAD 27,719